UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedules of Investments.

iM DBi Managed Futures Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 92.3%
U.S. Treasury Bills - 92.3% (b)(c)
1.525%, 10/01/2019	$370,000	$370,000
1.525%, 10/01/2019 (a)	139,000	139,000
1.652%, 10/03/2019	2,199,000	2,198,798
1.652%, 10/03/2019 (a)	134,000	133,988
1.747%, 10/08/2019	996,000	995,660
1.747%, 10/08/2019 (a)	84,000	83,971
1.736%, 10/15/2019	1,512,000	1,510,976
1.736%, 10/15/2019 (a)	30,000	29,980
1.803%, 10/22/2019	2,273,000	2,270,611
1.803%, 10/22/2019 (a)	262,000	261,725
1.747%,10/24/2019	1,184,000	1,182,652
1.867%, 10/29/2019	68,000	67,901
1.867%, 10/29/2019 (a)	65,000	64,905
1.775%, 10/31/2019	375,000	374,450
1.777%, 11/05/2019	1,466,000	1,463,502
1.725%, 11/07/2019	1,852,000	1,848,739
1.725%, 11/07/2019 (a)	33,000	32,942
1.751%, 11/12/2019	1,474,000	1,471,015
1.751%, 11/12/2019 (a)	105,000	104,787
1.797%, 11/14/2019	56,000	55,877
1.797%, 11/14/2019 (a)	25,000	24,945
1.818%, 11/21/2019 (a)	229,000	228,419
1.818%, 11/29/2019	1,967,000	1,961,205
1.818%, 11/29/2019 (a)	236,000	235,305
1.816%, 12/26/2019	304,000	302,705
1.816%, 12/26/2019 (a)	68,000	67,710
1.825%, 03/19/2020	170,000	168,567
1.825%, 03/19/2020 (a)	41,000	40,654
1.819%, 03/26/2020	180,000	178,434
TOTAL SHORT-TERM INVESTMENTS (Cost $17,866,869)		17,869,423
TOTAL INVESTMENTS (Cost $17,866,869)		17,869,423
Other Assets in Excess of Liabilities - 7.7%		1,495,358
TOTAL NET ASSETS - 100.0%		$19,364,781

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is held by the iM DBi Cayman Managed Futures Subsidiary.
(b)	Zero coupon bond. The effective yield to maturity is listed.
(c)	All or a portion of this security is held as collateral for certain futures contracts.

iM DBi Managed Futures Strategy ETF
CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (a)
September 30, 2019 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Purchased Contracts:
U.S. Treasury 10-Year Note Futures	36	Dec-19	$4,734,477	$4,691,250	$(43,227)
U.S. Treasury 10-Year Ultra Bond Futures	36	Dec-19	5,189,801	5,126,625	(63,176)
U.S. Treasury Long Bond Futures	25	Dec-19	4,115,266	4,057,813	(57,453)
U.S. Treasury Ultra Bond Futures	24	Dec-19	4,697,689	4,605,750	(91,939)
S&P 500 E-mini Index Futures	15	Dec-19	2,252,420	2,233,875	(18,545)
90-day Euro-Dollar Futures	12	Dec-19	2,942,445	2,941,200	(1,245)
MSCI EAFE Index Futures	10	Dec-19	951,810	949,200	(2,610)
Japanese Yen Currency Futures	7	Dec-19	813,392	813,575	183
Gold 100 Oz. Futures (b)	18	Dec-19	2,623,152	2,651,220	28,068
					(249,944)

Contracts Sold:
Euro FX Currency Futures	(132)	Dec-19	(18,258,111)	(18,088,125)	169,986
MSCI Emerging Markets Index Futures	(30)	Dec-19	(1,539,611)	(1,502,850)	36,761
U.S. Treasury 2-Year Note Futures	(24)	Dec-19	(5,165,989)	(5,172,000)	(6,011)
Fed Fund 30-Day Futures	(8)	Feb-20	(3,285,235)	(3,283,429)	1,806
Fed Fund 30-Day Futures	(8)	Jan-20	(3,281,526)	(3,280,762)	764
WTI Crude Futures (b)	(22)	Dec-19	(1,281,482)	(1,187,560)	93,922
					297,228
					$47,284

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iM DBi Cayman Managed Futures Subsidiary at September 30, 2019.
(b)	Contract held by the iM DBi Cayman Managed Futures Subsidiary.

Summary of Fair Value Measurements at September 30, 2019 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Futures – Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Futures are generally categorized as Level 1 of the fair value heirarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

   The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events, and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the Fund's consolidated investments and other financial instruments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Obligations	$-	$17,869,423	$-	$17,869,423
Total Short-Term Investments	-	17,869,423	-	17,869,423
Total Investments in Securities	$-	$17,869,423	$-	$17,869,423

Other Financial Instruments*
Futures:
Long Futures Contracts	$(249,944)	$-	$-	$(249,944)
Short Futures Contracts	297,228			297,228
Total Futures Contracts	$47,284	$-	$-	$47,284

*  Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

The Fund has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund's managed futures strategy employs long and short positions in derivatives, primarily futures contracts and forward contracts, across the broad asset classes of equities, fixed income, currencies and, through the iM DBi Cayman Managed Futures Subsidiary, commodities. Fund positions in those contracts are determined based on a proprietary, quantitative model - the Dynamic Beta Engine - that seeks to identify the main drivers of performance by approximating the current asset allocation of a selected pool of the largest commodity trading advisor hedge funds, which are hedge funds that use futures or forward contracts to achieve their investment objectives. During the period ended September 30, 2019, the Fund used long and short contracts on U.S.government bonds, U.S. and foreign equity market indexes, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Commodity Contracts - Futures*	Unrealized appreciation on futures contracts	$121,990	Unrealized depreciation on futures contracts	$-
Equity Contracts - Futures*	Unrealized appreciation on futures contracts	36,761	Unrealized depreciation on futures contracts	21,155
Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	170,169	Unrealized depreciation on futures contracts	1,245
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	2,570	Unrealized depreciation on futures contracts	261,806
Total		$331,490		$284,206

*Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.

Volume Disclosures

The average monthly notional amount outstanding of futures during the period ended September 30, 2019 were as follows:

iM DBi
Managed
Futures Strategy
Long Positions	ETF
Futures	$45,869,197

Short Positions
Futures	$(29,387,434)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date    11/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date    11/22/2019

By (Signature and Title)*    /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date    11/22/2019

* Print the name and title of each signing officer under his or her signature.